Capital Stock and Changes in Capital Accounts, Series D Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Preferred Stock [Abstract]
Threshold beneficial ownership percentage	49.00%
Deemed dividend upon redemption of preferred stock	$ 219	$ 2
Preferred stock, shares issued (in shares)	536,342		533,136
Preferred stock, shares outstanding (in shares)	536,342		533,136
Series D Preferred Stock [Member]
Preferred Stock [Abstract]
Preferred stock, liquidation preference (in dollars per share)	$ 1,000
Preferred stock, dividend rate	7.00%
Consecutive trading day period	10 days
Shares redeemed (in shares)	126	9
Deemed dividend upon redemption of preferred stock	$ 219
Preferred stock, shares issued (in shares)	22,957
Preferred stock, shares outstanding (in shares)	22,957
Dividends [Abstract]
Dividends declared (in dollars per share)	$ 17.5	$ 17.5
Dividend declared	$ 808	$ 481
Dividend paid	$ 808	$ 481
Series D Preferred Stock [Member] | Related Party [Member]
Preferred Stock [Abstract]
Shares redeemed (in shares)	126
Common Stock [Member]
Preferred Stock [Abstract]
Shares issued upon redemption of preferred stock (in shares)	4,249	135
Common Stock [Member] | Related Party [Member]
Preferred Stock [Abstract]
Shares issued upon redemption of preferred stock (in shares)	4,249